Financial Instruments (Schedule of Exposure to Linkage and Foreign Currency Risk) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Forward contracts on exchange rates [Member]
Instruments not used for hedging
Currency/linkage receivable	USD
Currency/linkage payable	NIS
Face value	₪ 92
Fair value	₪ (5)
Instruments used for hedging
Currency/linkage receivable	USD
Currency/linkage payable	NIS
Face value	₪ 59
Fair value	₪ (3)
Forward contracts on CPI [Member]
Instruments not used for hedging
Currency/linkage receivable	CPI	CPI
Currency/linkage payable	NIS	NIS
Face value	₪ 70	₪ 360
Fair value		₪ (3)
Forward contracts on foreign currencies [Member]
Instruments not used for hedging
Currency/linkage receivable		USD
Currency/linkage payable		NIS
Face value		₪ 128
Fair value		₪ (2)